UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13-F

                   FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment   [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings.
Institutional Investment Manager Filing this Report:

Name:          GEORGE WEISS & CO., LLC
Address:       One State Street
               Hartford, CT  06103

13F File Number: 28-7188

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report of behalf of Reporting Manager:
Name:  Steven C. Kleinman
Title: Senior Vice President
Phone: (860) 240-8900
Signature, Place and Date of Signing:
  Steven C. Kleinman  Hartford, Connecticut  November 14, 2002.

Report Type (Check only one):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total            0
Form 13F Information Table Value Total            0

List of Other Included Managers:
No.    13F File Number     Name
  0

                               Title of                 Value             Investment Other              Voting Authority
Name of Issuer                 Class     CUSIP      (x $1000)      Shares Discretion Managers        Sole      Shared        None
------------------------------ --------- ---------- --------- ----------- ---------- -------- ----------- ----------- -----------
ALL POSITIONS ARE INCLUDED IN THE REPORT FILED BY GEORGE A. WEISS (13F File Number: 28-7186)